DISCONTINUED OPERATIONS - ADDITIONAL INFORMATION (Details) shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Oct. 01, 2016 USD ($) shares	Feb. 29, 2016 USD ($) shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,335	$ (118)	$ 0	$ 5,217	$ 577
Cash Divested from Divested Businesses, Financing Activities										$ 0	0	1,730
Beauty Brands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups - Number of Product Categories													4
Disposal Groups - Number of Brands								43
Disposal Group, Including Discontinued Operation, Consideration													$ 11,360
Disposal Groups - Consideration Received (Shares) | shares													105.0
Disposal Groups - Equity of New Company								$ 9,421					$ 9,400
Disposal Groups - Expected Consideration Received (Shares)													$ 1,900
Net Earnings/(Loss) from Discontinued Operations								$ 5,300			5,217	336
Goodwill and Intangible Asset Impairment											0	48
Beauty Brands, Fine Fragrances
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups - Number of Brands								2
Beauty Brands Divested to Coty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups - Number of Brands													41
Batteries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups - Consideration Received (Shares) | shares														52.5
Net Earnings/(Loss) from Discontinued Operations											$ 0	241
Berkshire Hathaway | Batteries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	[1]													$ 4,213
Goodwill and Intangible Asset Impairment												402
Intangible Asset Impairment Charges After Tax												350
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax												422
Cash Divested from Divested Businesses, Financing Activities	[1]											$ 1,730

[1]	Includes $1,730 from cash infused into the Batteries business pursuant to the divestiture agreement (see Note 13).